Note 14 - Related Party Transactions (Details Textual) - CAD ($)	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 24,000	$ 24,000
Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount	5.0
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	1,300,000		$ 1,300,000
Allowance account for credit losses of financial assets at end of period	0		0
Key management personnel of entity or parent [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount	500,000
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 3,400,000		$ 3,900,000